Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Related party disclosures [Abstract]
Remuneration of key management personnel
The remuneration of the directors and executive officers, who are considered the key management personnel of the Group, is set out below in aggregate for each of the categories specified in IAS 24, ‘Related Party Disclosures

	2021	2020	2019
	£’000	£’000	£’000
Short-term employee benefits	2,222	3,421	6,502
Share-based payment	25,813	5,602	3,667
	28,035	9,023	10,169